Issued Share Capital (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended								12 Months Ended
		Nov. 30, 2017 shares $ / shares	Feb. 28, 2017 shares $ / shares	Mar. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Sep. 30, 2017 shares	Jun. 30, 2017 shares	Mar. 31, 2017 shares	Dec. 31, 2016 shares	Sep. 30, 2016 shares	Jun. 30, 2016 shares	Mar. 31, 2018 USD ($) shares $ / shares	Mar. 31, 2017 shares $ / shares	Mar. 31, 2016 shares $ / shares	Mar. 31, 2015 shares $ / shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares | $												$ 18,000
Number of shares issued				1,225,323								1,225,323
Employee
Disclosure of classes of share capital [line items]
Number of share options granted													197,820
Fair value market price, per share | $ / shares													$ 14.68
Vesting period													Vest over a period of two and half years with first tranche vesting on November 11, 2016.
Number of shares issued				54,846								54,846
'A' Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued	[1]			2,757,743	1,681,520	288,291	12,000	33,387	231,043	2,515,436	1,750
Ordinary shares issued against repayment towards monthly installment of convertible notes				2,624,668
'A' Ordinary Shares | Consultants
Disclosure of classes of share capital [line items]
Fair value market price, per share | $ / shares												$ 14.3
Shares issued												25,000
Number of shares issued				25,000								25,000
'A' Ordinary Shares | Group CFO
Disclosure of classes of share capital [line items]
Number of share options granted														300,000
Fair value market price, per share | $ / shares														$ 21.34
Vesting period														Vest annually in three tranches beginning June 9, 2016.
Number of shares issued				200,000								200,000
'A' Ordinary Shares | Employee
Disclosure of classes of share capital [line items]
Number of share options granted		243,300	50,000												116,730
Fair value market price, per share | $ / shares		$ 13.25	$ 12.50									$ 12.2			$ 17.07
Vesting period		First vest immediately and remaining two tranches vest annually from the date of grant.	Vest over a period of three years.												Vest annually in three equal tranches from the date of grant.
Shares issued												148,895
Number of shares issued				26,550								26,550
Shares issued as settlement compensation												148,895
Shares issued as settlement compensation, fair value per share | $ / shares				$ 12.2								$ 12.2
Shares exercised												10,208
'A' Ordinary Shares | Founder Group
Disclosure of classes of share capital [line items]
Fair value market price, per share | $ / shares												$ 11.60
Number of shares issued				1,421,520								1,421,520
'A' Ordinary Shares | Key Management Compensation
Disclosure of classes of share capital [line items]
Number of share options granted													620,000
Fair value market price, per share | $ / shares													$ 14.68
Vesting period													Vest over a period of three years
Shares vested and issued												100,000
Class A Shares
Disclosure of classes of share capital [line items]
Conversion of one class of stock to another class of stock												9,666,667
Class B Shares
Disclosure of classes of share capital [line items]
Conversion of one class of stock to another class of stock												(9,666,667)

[1]	Each A ordinary shares is entitled to one vote on all matters and each B shares shares is entitled to ten votes.